Loss on sale of assets (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets	$ (1,365)	$ (623)
Cash proceeds received	(981)	(3,009)
Loss on sale of assets to Upstart Power
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets	(508)	0
Loss on sale of assets to CHEM
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets	(866)	(632)	$ (1,498)
Cash proceeds received	972	3,000
Purchase price of assets sold		6,100
Earn-out arising from sale of assets		3,100
Proceeds receivable (fair value of earn-out payments)	(1,838)	(1,838)
Total proceeds		4,838
Less: Disposition costs		(88)
Net proceeds		4,750
Less: Net book value of disposed assets		(5,382)
Gain on miscellaneous disposals
Disclosure on Sale of Assets [Line Items]
Gain (loss) on sale of assets	9	9
Cash proceeds received	$ (9)	$ (9)